UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-21357

Franklin Limited Duration Income Trust
(Name of Registrant)

One Franklin Parkway, San Mateo, California 94403
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)         Title of the class of securities of Franklin Limited Duration Income Trust (the "Trust") to be redeemed: 1,200 Preferred Shares Series M, 1,200 Preferred Shares Series W and 1,200 Preferred Shares Series F (the "Preferred Shares").

(2)         Date on which the securities are to be redeemed: August 31, 2018.

(3)         Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed: The Preferred Shares are to be redeemed pursuant to Part I., 9(a) of the Trust's Statement of Preferences of Auction Preferred Shares pertaining to "Optional Redemption."

(4)         The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected: The Trust will redeem all of the outstanding Preferred Shares.

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of August, 2018.

Franklin Limited Duration Income Trust

By:	/s/ Navid J. Tofigh
Name:	Navid J. Tofigh
Title:	Assistant Secretary